Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 31,402	$ 24,763	$ 61,937	$ 48,142	$ 102,707	$ 78,813	$ 44,815
Cost of revenue
Total cost of revenue	8,320	6,214	16,528	12,059	28,154	20,994	9,995
Gross profit	23,082	18,549	45,409	36,083	74,553	57,819	34,820
Operating expenses
Research and development	7,712	6,424	14,993	12,776	28,059	25,426	16,664
Sales and marketing	14,184	11,728	28,078	22,180	55,584	35,980	25,165
General and administrative	9,528	11,277	21,624	17,361	38,178	17,185	14,994
Total operating expenses	31,424	29,429	64,695	52,317	121,821	78,591	56,823
Loss from operations	(8,342)	(10,880)	(19,286)	(16,234)	(47,268)	(20,772)	(22,003)
Interest expense	(96)	(77)	(191)	(129)	(270)	(617)	(24)
Interest income	53	90	513	195	307	35	117
Other income	101	131	203	280	490	442	0
Loss before income taxes	(8,284)	(10,736)	(18,761)	(15,888)	(46,741)	(20,912)	(21,910)
Income tax expense	18	19	21	30	66	22	0
Net loss	(8,302)	(10,755)	(18,782)	(15,918)	(46,807)	(20,934)	(21,910)
Comprehensive loss	$ (8,302)	$ (10,755)	$ (18,782)	$ (15,918)	$ (46,807)	$ (20,934)	$ (21,910)
Net loss per share attributable to common shareholders, basic and diluted (in dollars per share)	$ (0.16)	$ (0.64)	$ (0.37)	$ (0.95)	$ (2.54)	$ (1.26)	$ (1.34)
Weighted-average shares outstanding used to compute net loss per share, basic and diluted (in shares)	50,527,432	16,753,014	50,263,061	16,832,105	18,438,695	16,593,258	16,400,767
Subscription
Revenue
Total revenue	$ 31,190	$ 24,669	$ 61,519	$ 48,001	$ 102,243	$ 78,392	$ 44,685
Cost of revenue
Total cost of revenue	8,178	6,154	16,264	11,969	27,862	20,726	9,964
Professional services and other
Revenue
Total revenue	212	94	418	141	464	421	130
Cost of revenue
Total cost of revenue	$ 142	$ 60	$ 264	$ 90	$ 292	$ 268	$ 31